Fair Value Measurements - Additional Information (Detail) (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011	Sep. 29, 2012	Dec. 31, 2010	Dec. 31, 2009
Fair Value Measurements Disclosure [Line Items]
Goodwill carrying value	$ 1,228,778,000	$ 1,228,778,000	$ 1,229,941,000	$ 1,188,887,000	$ 1,191,497,000
Aggregate goodwill impairment charges	124,106,000	124,106,000
Terminal value growth rate		3.00%
Empi Reporting Unit
Fair Value Measurements Disclosure [Line Items]
Aggregate goodwill impairment charges	76,700,000
Empi Reporting Unit | Trade Names
Fair Value Measurements Disclosure [Line Items]
Impairment charges	16,900,000
Minimum
Fair Value Measurements Disclosure [Line Items]
Discount rates		10.70%
Maximum
Fair Value Measurements Disclosure [Line Items]
Discount rates		12.50%
Empi And Surgical Reporting Units
Fair Value Measurements Disclosure [Line Items]
Goodwill carrying value	293,900,000	293,900,000
Goodwill fair value	$ 169,800,000	$ 169,800,000